Note 3 - Change in Accounting Policies and Disclosures - Adoption of New Accounting Standard (Details) - USD ($)	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 25, 2016
Statement Line Items [Line Items]
Deferred tax asset		$ 944,000	$ 1,123,000	$ 958,000
Deferred revenue			2,188,000
Retained earnings		36,432,000	4,814,000	5,366,000
Furniture, fixtures and equipment		12,162,000		13,460,000
Finance lease liabilities and other loans - non-current		2,271,000		4,032,000
Finance lease liabilities and other loans - current		2,490,000		2,073,000
Other liabilities		9,701,000		8,195,000
Net impact on equity		$ 775,460,000		583,503,000	$ 568,197,000
Previously stated [member]
Statement Line Items [Line Items]
Deferred tax asset				958,000
Deferred revenue				1,472,000
Retained earnings				$ 5,366,000
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Deferred tax asset			165,000
Deferred revenue			717,000
Retained earnings			$ (552,000)
Increase (decrease) due to application of IFRS 16 [member] | Change in accounting policies [member]
Statement Line Items [Line Items]
Furniture, fixtures and equipment	$ 15,000,000
Finance lease liabilities and other loans - non-current	10,700,000
Finance lease liabilities and other loans - current	4,300,000
Other liabilities	(100,000)
Net impact on equity	$ 100,000